Operating Segments (Details) - Schedule of segments geographical area - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Segments (Details) - Schedule of segments geographical area [Line Items]
Revenues	S/ 4,405,124	S/ 4,141,398	S/ 3,185,553
Non-current assets	3,129,323	3,016,978	3,293,864
Peru [Member]
Operating Segments (Details) - Schedule of segments geographical area [Line Items]
Revenues	3,544,465	3,284,674	2,510,415
Non-current assets	2,911,954	2,752,560	2,918,529
Chile [Member]
Operating Segments (Details) - Schedule of segments geographical area [Line Items]
Revenues	708,996	750,565	521,076
Non-current assets	151,328	165,652	267,850
Colombia [Member]
Operating Segments (Details) - Schedule of segments geographical area [Line Items]
Revenues	151,663	106,160	151,876
Non-current assets	66,041	98,766	107,486
Mexico [Member]
Operating Segments (Details) - Schedule of segments geographical area [Line Items]
Revenues			S/ 2,187